Basis of presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation [Abstract]
Basis of presentation [Text Block]

2. Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IASB"). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year, except for the change in presentation currency presented below. The Board of Directors approved these consolidated financial statements for issue on February 19, 2025.

Change in presentation currency

During the year ended December 31, 2024, the Company elected to change its presentation currency from Canadian dollars ("C$") to U.S. dollars. The change in presentation currency is to improve investors and other stakeholders' ability to compare the Company's financial results with other precious metals royalty and streaming companies, who mostly report their results in U.S. dollars.

In accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, this change in presentation currency was applied retrospectively as if the new presentation currency had always been the Company's presentation currency and, accordingly, prior year comparative figures have been restated (including in the notes to the consolidated financial statements).

In accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, the methodology followed in restating historical financial information from Canadian dollars to U.S. dollars was as follows:

  Assets and liabilities for each consolidated balance sheet presented were translated at the closing rate of the period;
  Income and expenses for each consolidated statement of income or loss and consolidated statement of comprehensive income or loss were translated at quarterly average exchange rates for the period (unless this average was not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses were translated at the rate on the dates of the respective transactions);
  Equity transactions were translated at historical exchange rates in effect on the date of the respective equity transaction; and
  All resulting change differences (currency translation adjustments) were recognized in equity under accumulated other comprehensive loss.

The exchange rates used to reflect the change in presentation currency in the accompanying consolidated financial statements were as follows:

	2024	2023	2022

Average rate (C$/US$)	0.7302	0.7410	n/a
Closing exchange rate (C$/US$)	0.6950	0.7561	0.7383